Income Tax (Details Textual) - ILS (₪) ₪ in Millions	1 Months Ended			12 Months Ended
	Apr. 27, 2017	Sep. 15, 2016	Jan. 22, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax [Line Items]
Corporate tax rate				23.00%	24.00%	25.00%
Deferred tax expenses				₪ 160
Tax loss carry-forward				72
Capital loss carry forwards				51
Final tax assessment, description	The Company entered into a tax assessment agreement with the Israeli Tax Authority (the “Agreement”) with respect to final tax assessments for the tax years 2010-2014. The Agreement covers all pending tax assessments and other tax matters with respect to such years. According to the Agreement, the Company paid the Israeli Tax Authority NIS 25, including interest and CPI linkage differences.		The Company entered into a tax assessment agreement with the Israeli Tax Authority (the “Agreement”), with respect to final tax assessments with respect to: (i) tax years 2007-2009; and (ii) the sale of its legacy communications business that was completed on January 31, 2010. According to the Agreement, the Company paid the Israeli Tax Authority NIS 148, including interest and CPI linkage differences, in 24 monthly instalments starting in February 2015.
Tax losses on DBS				5,000
Additional losses				19
Tax liability arising	₪ 25		₪ 148
Description tax authority granted approval		The losses of DBS as at the merger date may be offset against the profits of the absorbing company, provided that in each tax year, it will not be permitted to offset an amount exceeding 12.5% (spread over eight years) of the total losses of the transferring company and the absorbing company, or 50% of the taxable income of the absorbing company in that tax year prior to offsetting the loss from previous years, whichever is lower.
DBS [Member]
Income Tax [Line Items]
Capital loss carry forwards				₪ 1,166